Keystone Private Income Fund

Schedule of Investments

June 30, 2026 (Unaudited)

					Original
Principal				Maturity	Acquisition
Amount		Footnotes	Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 109.5%	1,2
	Corporate Finance - 25.6%
$8,000,000	Battle Motors, Inc.		14.00%	6/10/2028	6/10/2026	$8,000,000	$8,000,000
5,743,029	BluRoc Intermediate, LLC		13.50%	6/30/2027	7/25/2024	5,743,029	5,743,029
48,152,877	BPH Equipment, LLC		13.00%	7/3/2030	7/3/2025	48,152,877	48,646,681
17,852,622	Car Wash Holdco, LLC		15.00%	10/1/2026	9/16/2024	17,852,622	17,835,398
4,062,473	Evoke Entertainment Company, LLC		13.00%	5/13/2029	5/13/2026	4,062,473	4,062,473
12,907,904	FVP Funding I, LLC		12.00%	2/6/2027	2/7/2022	12,907,904	12,990,779
24,543,030	FVP Funding II, LLC		12.00%	10/12/2027	10/12/2022	24,543,030	25,011,036
32,500,000	GAC Media, LLC		12.50%	9/8/2028	9/8/2025	32,500,000	32,541,879
12,908,101	iApartments, Inc.	6	14.50%	12/31/2026	5/18/2023	12,908,101	14,350,130
17,327,462	Loop Inc.	3	8.00% PIK	4/1/2027	5/17/2022	17,327,462	12,156,966
30,400,930	Met Nonto Funding, LLC		12.00%	8/1/2028	4/21/2026	30,400,930	30,400,930
93,353,284	MH Leasing, LLC		11.38%	7/2/2029	7/2/2025	93,353,284	93,472,078
118,000,000	MV Cruise Offshore Holdings Ltd.		12.00%	7/10/2030	7/3/2024	118,000,000	117,704,066
26,725,725	Vanderhall, Inc.	3,8	12.00% PIK	8/31/2026	8/8/2025	26,725,725	24,614,683
10,000,000	Vantage Borrower SPV I LLC	4,5,8	11.00%	5/31/2024	3/7/2022	10,000,000	5,635,170
						462,477,437	453,165,298

	Equipment Leasing - 26.5%
695,674	11:11 Systems, Inc.		14.50%	5/1/2027	6/18/2026	695,674	695,674
737,021	11:11 Systems, Inc.		14.50%	12/1/2026	6/18/2026	737,021	737,021
58,379	Agility Auto Parts Inc.		12.50%	4/1/2027	1/22/2025	58,379	58,379
5,219,500	Ammo International, LLC		12.50%	11/13/2027	11/14/2025	5,219,500	5,219,500
78,478	Arcade Silverado JV LLC		12.50%	12/1/2026	4/25/2024	78,478	78,478
527,880	B&R Purchaser, LLC		12.50%	7/1/2028	3/19/2026	527,880	527,880
1,003,627	BluRoc Mat Financing Draw		17.90%	6/30/2027	1/8/2025	642,579	642,579
2,052,356	BluRoc Mat Financing Draw		17.90%	6/30/2027	2/25/2025	1,867,020	1,867,020
870,905	BluRoc Mat Financing Draw		17.90%	6/30/2027	5/5/2025	800,869	800,869
593,348	BluRoc Mat Financing Draw		17.90%	6/30/2027	6/10/2025	548,164	548,164
1,921,838	BluRoc Mat Financing Draw		17.90%	6/30/2027	7/25/2025	1,782,968	1,782,969
1,678,668	BluRoc Onset		12.50%	7/1/2028	2/12/2025	1,678,668	1,678,668
267,120	Car Wash Holdco, LLC		17.90%	1/1/2028	1/29/2025	255,559	255,559
184,400	Car Wash Holdco, LLC		17.90%	5/1/2028	5/6/2025	177,954	177,954
563,371	Car Wash Holdco, LLC		17.90%	7/1/2028	7/1/2025	545,474	545,474
20,439,999	Carnaby FA, LLC	4,8	14.50%	6/1/2027	4/26/2024	20,439,999	16,531,790
9,161,213	Carnaby FA, LLC	4,8	14.50%	12/1/2025	11/27/2024	9,161,213	7,446,752
1,724,831	Coast Aluminum, Inc.		12.50%	7/1/2027	4/22/2025	1,724,831	1,724,831
1,247,838	Coast Aluminum, Inc.		12.50%	4/1/2028	6/20/2025	1,247,838	1,247,838
2,796,381	Coast Aluminum, Inc.		12.50%	10/1/2027	1/26/2026	2,796,381	2,796,381
248,776	DisplayIt, LLC		12.50%	7/1/2028	3/30/2026	248,776	248,776
214,027	Don's Cold Storage and Transportation, LLC		12.50%	6/30/2028	12/30/2025	214,027	214,027
1,406,804	Eagle Highwall Mining Systems, LLC		14.00%	4/1/2027	9/29/2023	1,406,804	1,406,804
97,786	EOS Fitness Opco Holdings, LLC		13.00%	3/1/2027	9/30/2024	97,786	97,786
976,068	EOS Fitness Opco Holdings, LLC		13.00%	4/1/2029	9/30/2024	976,068	976,068
219,229	EOS Fitness Opco Holdings, LLC		13.00%	4/1/2027	9/30/2024	219,229	219,229
532,790	EOS Fitness Opco Holdings, LLC		13.00%	7/1/2028	9/30/2024	532,790	532,790
635,961	EOS Fitness Opco Holdings, LLC		13.00%	7/1/2027	9/30/2024	635,961	635,961
1,100,536	EOS Fitness Opco Holdings, LLC		13.00%	7/1/2029	9/24/2025	1,100,536	1,100,536
534,315	EOS Fitness Opco Holdings, LLC		13.00%	7/1/2028	9/24/2025	534,315	534,315
1,410,663	EOS Fitness Opco Holdings, LLC		13.00%	8/1/2029	10/2/2025	1,410,663	1,410,663
545,790	EOS Fitness Opco Holdings, LLC		13.00%	8/1/2028	10/2/2025	545,790	545,790
1,209,799	EOS Fitness Opco Holdings, LLC		13.00%	9/1/2029	11/13/2025	1,209,799	1,209,799
551,108	EOS Fitness Opco Holdings, LLC		13.00%	9/1/2028	11/13/2025	551,108	551,108
1,118,634	EOS Fitness Opco Holdings, LLC		13.00%	9/1/2029	11/13/2025	1,118,634	1,118,634
579,089	EOS Fitness Opco Holdings, LLC		13.00%	9/1/2028	11/13/2025	579,089	579,089
1,165,482	EOS Fitness Opco Holdings, LLC		13.00%	10/1/2029	12/4/2025	1,165,482	1,165,482
611,630	EOS Fitness Opco Holdings, LLC		13.00%	10/1/2028	12/4/2025	611,630	611,630
473,679	EOS Fitness Opco Holdings, LLC		13.00%	10/1/2029	12/4/2025	473,679	473,679
19,132	Falls Stamping & Welding Company		12.50%	10/1/2026	2/5/2024	19,132	19,132
7,347,320	FE XLS 6200, LLC		13.00%	2/1/2031	3/26/2026	7,347,320	7,347,320
551,810	Feel Good Brands, LLC		12.50%	1/1/2028	11/5/2025	551,810	551,810
588,695	Feel Good Brands, LLC		12.50%	1/1/2028	11/5/2025	588,695	588,695
135,726	Feel Good Brands, LLC		12.50%	4/1/2028	1/9/2026	135,726	135,726
27,100,532	Fermi High Voltage Warehouse, LLC		12.90%	8/19/2031	2/19/2026	27,100,532	27,124,631
50,819,593	Fermi High Voltage Warehouse, LLC		12.90%	8/19/2031	2/19/2026	50,819,593	50,864,974
6,878,957	First National and Cacique Food, LLC		11.15%	5/1/2031	3/30/2026	6,878,957	6,878,957
2,154,374	Fisher & Company, Inc.		14.50%	5/1/2027	4/9/2024	2,154,374	2,154,374
201,383	FPL Food LLC		12.50%	4/1/2027	2/28/2024	201,383	201,383
361,201	FPL Food LLC		12.50%	4/1/2027	3/7/2025	361,201	361,201
541,182	FPL Food LLC		12.50%	1/1/2028	6/6/2025	541,182	541,182
2,711,933	FPL Food LLC		12.50%	1/1/2029	8/8/2025	2,711,933	2,711,933
218,423	Genesis Metalworks USA Inc.		12.50%	9/1/2028	6/17/2026	218,423	218,423
255,457	Gregory Pharmaceutical Holdings, Inc.		14.50%	8/1/2026	7/14/2023	255,457	255,457
3,937,221	Information Technology Partners, Inc.	4,8	14.50%	1/1/2026	12/15/2023	3,937,221	3,118,125
48,900	Island Magic Catamaran Inc.		12.50%	10/1/2026	7/22/2024	48,900	48,900
307,082	Island Magic Catamaran Inc.		12.50%	7/1/2027	6/11/2025	307,082	307,082
9,790,528	JRL Energy, Inc.	4,8	14.50%	10/1/2026	4/19/2024	9,790,528	8,789,969
3,420,443	Kalon Capital, LLC		10.00%	3/1/2031	3/31/2026	3,420,443	3,420,443
651,770	Kalon Capital, LLC		10.00%	4/1/2029	4/30/2026	651,770	651,770
182,896	Kalon Capital, LLC		10.00%	4/1/2031	4/30/2026	182,896	182,896
26,846	Kalon Capital, LLC		10.00%	4/1/2031	4/30/2026	26,846	26,846
74,280	Kalon Capital, LLC		10.00%	4/1/2032	4/30/2026	74,280	74,280
1,798,265	Kent Distributors, Inc.		14.50%	7/1/2027	3/14/2024	1,798,265	1,798,265
5,225,427	Kent Distributors, Inc.		12.50%	11/1/2027	2/19/2025	5,225,427	5,225,427
99,058	Key Tronic Corporation		12.50%	1/1/2029	4/22/2026	99,058	99,058
193,683	Key Tronic Corporation		12.50%	7/1/2028	5/29/2026	193,683	193,683
24,178	Kinikini, LLC		12.50%	10/1/2027	12/13/2024	24,178	24,178
2,483,907	Mark 25, LLC		12.50%	4/1/2028	4/8/2026	2,483,907	2,483,907
401,940	MC Test Service, Inc.		12.50%	10/1/2026	12/8/2023	401,940	401,940
1,943,566	MC Test Service, Inc.		12.50%	7/8/2027	7/9/2025	1,943,566	1,943,566
4,038,625	Medshift, LLC		14.50%	11/1/2027	4/4/2024	4,038,625	4,038,625
3,936,051	Medshift, LLC		14.50%	12/1/2027	5/3/2024	3,936,051	3,936,051
1,295,945	MIT45, Inc.		12.50%	7/9/2027	7/10/2025	1,295,945	1,295,945
61,047	MIT45, Inc.		12.50%	7/1/2027	6/20/2025	61,047	61,047
161,443	MIT45, Inc.		12.50%	7/1/2027	6/20/2025	161,443	161,443
3,321,597	Morris Packaging, LLC		11.88%	5/1/2031	5/19/2026	3,280,499	3,280,499
2,989,466	Morris Packaging, LLC		14.40%	6/1/2031	5/20/2026	2,989,466	2,989,466
4,631,005	NATT Tools Group Inc.		16.86%	12/1/2029	11/25/2024	4,631,005	4,631,005
271,927	Navajo Health Foundation - Sage Memorial Hospital, Inc.		12.50%	1/1/2027	8/8/2024	271,927	271,927
208,161	Next Century Rebar LLC and Century Steel Fabricators, LLC		12.50%	2/1/2027	6/7/2024	208,161	208,161
10,586	Nutritional Resources, Inc.		12.50%	1/1/2027	3/1/2024	10,586	10,586
145,341,721	Onset Financial, Inc. - Corporate Loan		11.00%	4/10/2028	4/4/2025	145,341,721	144,796,689
6,391,637	Onset Financial, Inc. Progress Funding Line		11.00%	9/10/2031	12/6/2024	6,391,637	6,355,612
821,380	Preco, LLC		12.50%	4/1/2028	3/13/2026	821,380	821,380
4,712,907	Prime Logistics, LLC		13.00%	9/1/2027	10/15/2024	4,712,907	4,712,907
796,055	Prince Signs		12.50%	10/1/2027	12/20/2024	796,055	796,055
471,532	Ray-Mont Logistics US Holding, Inc.		12.50%	4/1/2028	2/18/2026	471,532	471,532
7,871,856	Real Good Foods, LLC		12.50%	12/1/2029	12/31/2025	7,871,856	7,953,177
773,318	Real Good Foods, LLC		12.50%	3/1/2030	5/27/2026	773,318	773,318
500,000	Redline Hot Shot & Transportation LLC		12.50%	7/1/2028	6/5/2026	500,000	500,000
49,807	Southern Fabrication Works, LLC		14.50%	4/1/2027	8/16/2023	49,807	49,807
29,935,932	Tenere, Inc.		13.50%	9/17/2029	9/17/2025	29,935,932	29,935,932
841,945	Transcontinental Energy Services LLC		12.50%	10/1/2027	4/16/2025	841,945	841,945
438,708	Transcontinental Energy Services LLC		12.50%	12/31/2027	12/30/2025	438,708	438,708
1,358,359	Transportation Financial, LLC	4,8	12.50%	9/1/2027	8/20/2024	1,358,359	1,137,874
11,168,259	Trico Products Corporation	4,8	12.50%	12/1/2027	6/30/2022	11,168,259	11,168,259
1,193,143	Trico Products Corporation	4,8	14.50%	12/1/2025	5/5/2023	1,193,143	1,193,143
164,125	Trico Products Corporation	4,8	12.50%	4/1/2026	7/3/2023	164,125	164,125
2,490,909	Trico Products Corporation	4,8	14.50%	9/1/2026	2/29/2024	2,490,909	2,046,316
2,926,411	Trinity Products, LLC		12.50%	7/20/2028	1/20/2026	2,926,411	2,926,411
2,406,059	United Auto Supply of Syracuse, West, Inc.		12.00%	8/1/2026	6/30/2022	2,406,059	2,406,059
2,375,734	United Auto Supply of Syracuse, West, Inc.		12.00%	1/1/2027	6/30/2022	2,375,734	2,375,734
1,922,084	Value Truck of AZ, LLC		12.50%	1/1/2028	12/18/2025	1,922,084	1,922,084
168,818	Vensure Employer Services, Inc.		14.50%	3/1/2028	1/24/2023	168,818	168,818
186,449	Vensure Employer Services, Inc.		14.50%	2/1/2027	5/5/2023	186,449	186,449
795,992	Vensure Employer Services, Inc.		14.50%	4/1/2027	9/19/2023	795,992	795,992
128,686	Vensure Employer Services, Inc.		12.50%	8/1/2026	5/8/2024	128,686	128,686
9,593	Vensure Employer Services, Inc.		14.50%	5/1/2027	9/17/2024	9,593	9,593
2,891,292	Vensure Employer Services, Inc.		14.50%	5/1/2027	10/25/2024	2,891,292	2,891,292
3,163,165	Vensure Employer Services, Inc.		14.50%	6/1/2027	12/6/2024	3,163,165	3,163,165
4,368,059	Vensure Employer Services, Inc.		14.50%	11/1/2027	3/11/2025	4,368,059	4,368,059
3,801,829	Vensure Employer Services, Inc.		14.50%	12/1/2027	5/12/2025	3,801,829	3,801,829
4,005,374	Vensure Employer Services, Inc.		14.50%	1/1/2028	6/23/2025	4,005,374	4,005,374
4,149,674	Vensure Employer Services, Inc.		14.50%	8/1/2028	7/24/2025	4,149,674	4,149,674
4,914,325	Vensure Employer Services, Inc.		14.50%	8/1/2028	8/29/2025	4,914,325	4,914,325
111,182	Vensure Employer Services, Inc.		14.50%	10/31/2027	10/6/2025	111,182	111,182
914,959	Voltron Global, LLC		12.50%	7/29/2027	7/30/2025	914,959	914,959
2,652,295	West Liberty Foods		14.50%	2/1/2027	8/5/2024	2,652,295	2,652,295
3,814,961	West Liberty Foods		14.50%	6/1/2027	11/25/2024	3,814,961	3,814,961
						477,027,612	468,489,954
	Financial Assets - 30.9%
10,250,000	Aspire SPE1 LLC		13.00%	3/17/2029	3/17/2026	10,250,000	10,250,000
124,479,112	BizFund LLC	6	11.85% (SOFR + 7.50%)	12/31/2029	12/30/2024	124,479,112	124,121,025
8,534,448	CapitalPlus Construction Services, LLC	4,8	12.00%	10/1/2023	9/2/2020	8,534,448	-
2,349,892	CapitalPlus Supply Chain Partners	4,8	12.00%	7/31/2024	8/31/2021	2,349,892	-
949,059	Channel Partners Capital, LLC		12.00%	4/30/2029	4/30/2026	949,059	949,059
41,672,905	Cocolalla, LLC	4	14.00%	4/27/2026	3/16/2023	41,672,905	39,958,372
329,371	Dallas Growth Capital and Funding, LLC	4,8	13.00%	2/23/2024	2/24/2021	329,371	-
45,000,000	Fox Funding Management, Inc.		11.25%	6/30/2029	9/30/2025	45,000,000	45,000,000
40,058,824	Kensington Private Equity Fund	5,6	12.73% (SOFR + 9.50%)	3/31/2028	3/28/2023	40,058,824	39,964,519
18,138,034	Leyline Renewable Capital, LLC		13.00%	10/28/2026	5/26/2023	18,138,034	21,433,437
70,854,534	Lienstar LLC		12.00%	7/18/2029	3/13/2023	70,854,534	69,989,421
75,776,253	Met SPV Holdings, LLC - Series Sutton		13.00%	6/1/2027	8/1/2025	75,776,253	75,999,544
18,274,935	Metropolitan Partners Fund VIII, LP - Axiom		12.50%	8/1/2028	12/5/2025	18,274,935	18,252,935
4,643,261	Propel Holdings, Inc.	9	13.60%	3/31/2030	6/8/2023	4,643,261	4,927,321
12,331,115	Simply Funding SPV, LLC		13.00%	10/7/2027	6/23/2021	12,331,115	12,393,850
16,844,425	SP Technologies, LLC	6	11.85% (SOFR + 7.50%)	5/28/2028	5/29/2025	16,844,425	16,912,303
42,166,667	Spring Oaks Capital, LLC		11.51%	9/21/2027	2/18/2026	42,166,667	42,161,478
24,806,218	Unique Funding Solutions, LLC		13.50%	2/5/2028	2/5/2025	24,806,218	24,865,162
						557,459,053	547,178,426

	Specialty Real Estate Finance - 26.5%
22,820,927	410 Rhode Island, LLC		10.85%	3/26/2029	3/26/2026	22,820,927	22,820,927
19,441,280	750 Main Street LP		11.05%	7/3/2026	5/9/2022	19,441,280	19,711,474
15,691,147	Apple Valley BV Road, LLC		11.00%	8/23/2026	12/23/2024	15,691,147	15,869,548
31,766,591	Ashton Oak Homes (Black Locust), LLC	6	9.75% (Prime + 3.00%)	7/23/2026	3/23/2023	31,766,591	32,224,380
4,562,791	BD RC Jacksonville Normandy, LP	6	10.50% (Prime + 3.00%)	7/18/2026	9/28/2023	4,562,791	4,562,791
16,988,984	Capital Miller Pref NewCo, LLC		16.00%	12/5/2027	12/5/2022	16,988,984	17,438,099
848,106	Chase Surprise, LP		9.50%	6/1/2028	5/14/2026	848,106	848,106
7,980,265	Corta Stevens Point, LLC	4	18.00%	12/1/2025	4/13/2023	7,980,265	8,092,915
2,099,536	FVP Galaxy 2026, LLC		8.00%	4/13/2030	5/1/2026	2,099,536	2,099,536
587,157	HD Cougar, LLC		9.65%	11/1/2027	4/24/2026	587,157	587,157
8,752,973	Hi Lebec, LLC		9.75%	3/1/2027	2/23/2026	8,752,973	8,748,595
7,144,445	Highland Mains Partners, LLC		9.25%	9/1/2027	2/26/2026	7,144,445	7,169,211
25,703,237	HSM Hawley LLC		10.50%	5/1/2027	1/10/2024	25,703,237	25,538,151
10,876,904	JDI Pasadena Logistics Center SPE, LLC		11.15%	8/28/2026	8/30/2024	10,876,904	10,990,654
718,445	JF Wonderblock Phase 2, LLC		10.99%	2/20/2028	12/20/2023	718,445	718,445
24,503,647	MC Oslo Aurora, LLC	4,8	13.25%	7/11/2025	7/11/2022	24,503,647	19,035,464
22,076,672	MC Oslo Hermitage, LLC	4,8	13.00%	11/7/2024	5/19/2022	22,076,672	21,939,336
12,803,297	MC Oslo SFM Two, LLC	4,8	13.00%	7/11/2025	5/19/2022	12,803,297	11,303,549
7,808,979	MC Oslo SFQ, LLC	4,8	13.25%	7/11/2025	7/11/2022	7,808,979	2,907,577
10,790,399	MC Rye Northwest, LLC	4,8	13.25%	8/9/2025	8/9/2022	10,790,399	10,446,429
12,861,719	MC Rye Westchase, LLC	4,8	13.25%	8/9/2025	8/9/2022	12,861,719	11,404,018
9,646,505	Merced Security Storage, LLC		10.50%	11/6/2026	5/6/2024	9,646,505	9,646,505
10,919,175	Nancy Jay Industrial Center, LLC		12.95%	5/31/2027	6/3/2022	10,919,175	11,437,699
5,400,000	Olympus Bluffs 4, LLC		11.95%	8/4/2026	9/9/2022	5,400,000	5,536,810
6,640,000	Olympus Oaks 2, LLC		12.50%	7/14/2026	7/13/2023	6,640,000	6,640,000
6,661,000	Olympus Oaks 4, LLC		12.50%	7/13/2026	7/13/2023	6,661,000	6,661,000
6,543,796	Olympus Oaks 5, LLC		12.50%	7/14/2026	7/13/2023	6,543,796	6,543,796
5,398,000	Olympus Oaks 6, LLC		12.50%	2/16/2027	2/16/2024	5,398,000	5,398,000
5,500,000	Olympus Oaks 7, LLC		12.50%	2/16/2027	2/16/2024	5,500,000	5,500,000
4,356,000	Olympus Oaks 8, LLC		12.50%	2/16/2027	2/16/2024	4,356,000	4,356,000
4,708,733	Olympus Oaks 9, LLC		12.50%	2/16/2027	2/16/2024	4,708,733	4,763,599
5,235,134	Olympus Palms 1, LLC		12.50%	7/2/2027	7/1/2022	5,235,134	5,235,134
5,637,454	Olympus Palms 3, LLC		11.95%	7/2/2027	8/3/2022	5,637,454	5,637,454
5,066,886	Olympus Palms 4, LLC		12.00%	8/4/2026	10/4/2022	5,066,886	5,066,886
599,447	Pierce Street Holdings LLC	4,8	10.50%	11/25/2025	3/15/2022	599,447	477,319
8,160,908	Romeria Pointe, LLC		11.09%	9/4/2026	3/4/2024	8,160,908	8,326,182
22,064,979	Roseville Senior Affordable 2 LP		11.25%	11/30/2026	11/26/2024	22,064,979	22,259,403
10,704,309	Scarborough Hotel Holdings, LLC		12.00%	9/30/2026	6/24/2024	10,704,309	10,732,740
12,000,000	Skylark USA Automotive Partners Real Estate Caldwell, LLC		12.00%	8/22/2027	5/22/2026	12,000,000	12,000,000
12,651,885	Turner Rock Apartments, LLC		10.85%	4/15/2028	4/18/2025	12,651,885	13,161,571
34,063,115	VG Pines Residential LLC		11.15%	9/1/2026	3/1/2024	34,063,115	34,574,029
13,821,866	WB Commerce 100, LLC		9.99%	10/23/2027	10/23/2025	13,821,866	13,990,266
16,460,633	West Creek II, LLC		10.00%	10/8/2026	7/8/2025	16,460,633	16,808,942
51,354	Westgate Village North, LLC		11.50%	3/9/2028	3/9/2026	51,354	51,354
						479,118,680	469,261,051
	Total Private Credit					1,976,082,782	1,938,094,729

	REO Properties - 2.2%	1,2
13,994,250	Atomic Orchard Experiment LLC			N/A	11/10/2022	13,994,250	14,069,250
14,008,259	Vivo Living Durham LLC			N/A	10/14/2022	14,008,259	12,431,250
14,188,839	Vivo Living Raleigh 1 LLC			N/A	11/18/2022	14,188,839	12,333,750
	Total REO Properties					42,191,348	38,834,250

Shares			Investment Type
	Private Companies - 0.7%	1,2
4,550,000	MC Rye Katy, LLC		Preferred Units	4,550,000	3,965,110
12,299,239	TNP HC 3, LLC		Common Units	12,299,239	8,019,417
	Total Private Companies			16,849,239	11,984,527

	Warrants - 0.0%	1,2
73,274	Sovrn Holdings, Inc			-	-

	Total Investments - 112.4%	7		$2,035,123,369	$1,988,913,506
	Liabilities in excess of other assets - (12.3%)				(218,024,417)
	Net Assets - 100%				$1,770,889,089

REO - Real Estate Owned

SOFR - Secured Overnight Financing Rate

1	Restricted securities. The total value of these securities is $1,988,913,506, which represents 112.3% of total net assets of the Fund.
2	Level 3 securities fair valued under procedures established by the board of trustees of the Fund. The total value of these securities is $1,988,913,506, which represents 112.3% of total net assets of the Fund.
3	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
4	In default.
5	This investment was made through a participation. See notes to financial statements.
6	Variable rate.
7	Entire portfolio is pledged as collateral for line of credit.
8	Non-income producing.
9	This investment is held through KPIF CFP, LLC, a wholly owned SPV and has been consolidated in accordance with ASC 810.

See accompanying notes to schedule of investments.

Keystone Private Income Fund

Notes to Schedule of Investments

June 30, 2026 (Unaudited)

Note 1 - Valuation of Investments

The Fund’s Board of Trustees (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Under the Valuation Procedures adopted by the Board has delegated day-to-day responsibility for the fair value determinations and pricing of the Fund’s investments to the Investment Manager (the “Valuation Designee”), subject to the oversight of the Board. The Valuation Designee oversees the valuation of the Fund’s investments on behalf of the Fund in accordance with the Valuation Procedures, which provide that investments will be valued at fair value. Furthermore, the valuation of the Fund’s assets will be done in accordance with the FASB ASC Topic 820, Fair Value Measurements and Disclosures.

In general, fair value represents a good faith approximation of the current value of an asset and is used when there is no public market or possibly no market at all for the asset. As a result, the fair values of one or more assets may not be the prices at which those assets are ultimately sold. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s net asset value (“NAV”) if the judgments of the Valuation Designee regarding appropriate valuations should prove incorrect.

The Fund holds a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment objectives and strategy. The valuation approach will likely vary by investment, but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (i.e., underlying collateral, operating results, financial condition, achievement of milestones, and economic and/or market events) may be considered. In certain circumstances the Valuation Designee may determine that cost best approximates the fair value of the particular investment.

Note 2 – Fair Value Measurements and Disclosure

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of June 30, 2026:

Investments	Level 1	Level 2	Level 3	Total
Private Credit	$—	$—	$1,938,094,729	$1,938,094,729
REO Properties	—	—	38,834,250	38,834,250
Private Companies	—	—	11,984,527	11,984,527
Warrants	—	—	—	—
Total Investments, at fair value	$—	$—	$1,988,913,506	$1,988,913,506